As filed with the Securities and Exchange Commission on August 26, 2003
                                     Investment Company Act file number 811-5698




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 06/30

Date of reporting period: June 30, 2003

Item 1: Report to Stockholders

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2003

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                ------------------
    Face                                                                        Maturity            Value                 Standard
   Amount                                                                         Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----     -----    ------      --------  --------
Put Bonds (b) (8.93%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Houston, TX Independant School District (Limited Tax Schoolhouse)  06/03/04   1.08% $ 4,998,621     VMIG-1      A1+
  2,000,000   Intermountain Power Agency (Utah Power Supply) - Series F
              Insured by AMBAC Indemnity Corp.                                   09/15/03   1.00    2,000,000     VMIG-1      A1+
  3,000,000   Metropolitan Government of Nashville & Davidson Counties, TN
              (Vanderbilt University) - Series 1985A                             01/15/04   1.15    3,000,000     VMIG-1      A1+
  2,000,000   Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                     01/08/04   1.20    2,000,000                 A1+
  5,000,000   Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000                 04/01/04   1.35    5,000,000     VMIG-1
-----------                                                                                       -----------
 17,000,000   Total Put Bonds                                                                      16,998,621
-----------                                                                                       -----------
Tax Exempt Commercial Paper (6.30%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Harris County, TX - Series C                                       07/15/03   1.05% $ 5,000,000      P1         A1+
  4,000,000   Maryland HEFA (John Hopkins University) - Series A                 07/02/03   1.05    4,000,000      P1         A1+
  1,000,000   Nebraska Public Power - Series A                                   07/15/03   1.05    1,000,000      P1         A1
  2,000,000   York County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC Bank One                                                       07/17/03   1.05    2,000,000      P1         A1+
-----------                                                                                       -----------
 12,000,000   Total Tax Exempt Commercial Paper                                                    12,000,000
-----------                                                                                       -----------
Tax Exempt General Obligation Notes & Bonds (11.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   City of Cincinnati, OH School District Classroom Facilities BAN    01/20/04   0.85% $ 7,017,220      MIG-1     SP1+
  3,000,000   City of Lawrence, KS GO Temporary Notes - Series 2002-II           10/01/03   1.50    3,005,602      MIG-1
  3,000,000   Indiana Bond Bank Advanced Funding Note - Series A
              Insured by AMBAC Indemnity Corp.                                   01/27/04   1.10    3,015,350      MIG-1     SP1+
  3,000,000   State of Illinois                                                  05/15/04   0.96    3,013,969      MIG-1     SP1+
  6,000,000   State of Texas TRAN                                                08/29/03   1.40    6,012,909      MIG-1     SP1+
-----------                                                                                       -----------
 22,000,000   Total Tax Exempt General Obligation Notes & Bonds                                    22,065,050
-----------                                                                                       -----------
Variable Rate Demand Instruments (c) (76.45%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                                  04/01/09   0.85% $ 4,000,000     VMIG-1
    700,000   Bloomington, IL Normal Airport Authority - Series 1995A            01/01/13   1.10      700,000     VMIG-1
  3,650,000   City & County of Denver, CO Refunding MHRB
              (Cottonwood Creek Project)
              Guaranteed by Federal Home Loan Mortgage Corporation               04/15/14   1.00    3,650,000                A1+
    900,000   Cohasset, MN RB (Minnesota Power & Light Co.)
              LOC ABN AMRO Bank N.A.                                             06/01/13   1.00      900,000                A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2003

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
    Face                                                                              Maturity          Value               Standard
   Amount                                                                               Date    Yield  (Note 1)    Moody's  & Poor's
   ------                                                                               ----    -----   ------    --------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Commonwealth of Puerto Rico Public Improvement Bonds
              Tender Option Certificates - Series 2001-1
              Insured by FSA                                                          07/01/27  0.95%  $ 3,000,000              A1+
  6,000,000   Connecticut State HEFA (Yale University) - Series U                     07/01/33  1.00     6,000,000   VMIG-1     A1+
  5,000,000   Cuyahoga County, OH (Cleveland Health Education Museum Project)
              LOC Key Bank, N.A.                                                      03/01/32  1.05     5,000,000   VMIG-1
    600,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                          02/01/04  1.05       600,000    P1
  6,450,000   Dekalb County, GA Housing Authority MHRB (Wood Hills Apartments)
              LOC Fleet Bank                                                          12/01/07  1.05     6,450,000              A1+
  3,000,000   District of Columbia (George Washington University) - Series C
              Insured by MBIA Insurance Corp.                                         09/15/29  1.05     3,000,000   VMIG-1     A1+
  2,100,000   Emmaus, PA General Authority Local Government
              (Pool Project) - Series 1989 F-15
              GIC Goldman Sachs Group L.P.                                            03/01/24  1.04     2,100,000              A1
  4,000,000   Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association                 04/01/30  0.90     4,000,000              A1+
    310,000   Greystone RB Certificate
              (Variable Senior Certificates of Beneficial Ownership)
              LOC Credit Suisse First Boston                                          05/01/28  1.13       310,000   VMIG-1     A1+
  3,200,000   Harris County, TX IDRB (Baytank Houston Inc. Project)
              LOC Rabobank Nederland                                                  02/01/20  0.95     3,200,000              A1+
  1,560,000   Houston County, GA Development Authority
              (Middle Georgia Community Action) (d)
              LOC Columbus Bank & Trust Company                                       01/01/31  1.13     1,560,000
  1,100,000   Illinois Development Finance Authority RB
              (Saint Augustine College Project) - Series 2002
              LOC Bank One                                                            11/01/31  1.00     1,100,000   VMIG-1
  3,300,000   Illinois Educational Facilities Authority RB
              (Chicago Children's Museum) - Series 1994
              LOC National Bank of Detroit                                            02/01/28  1.05     3,300,000   VMIG-1     A1+
  2,880,000   Illinois Health Facilities Authority RB (Bromenn Healthcare)
              LOC Harris Trust & Saving Bank                                          08/15/32  1.00     2,880,000              A1+
  1,710,000   Illinois HEFA RB (Rush-Presbyterian St. Luke's)
              LOC Northern Trust Bank                                                 11/15/06  0.97     1,710,000   VMIG-1     A1+
  2,200,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National Bank of Detroit                                            11/01/20  0.95     2,200,000   VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                           Maturity            Value                Standard
   Amount                                                                            Date     Yield   (Note 1)    Moody's   & Poor's
   ------                                                                            ----     -----    ------     --------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,200,000   Iowa Finance Authority RB (Burlington Medical Center)
              Insured by FSA                                                        06/01/27  1.05%  $ 2,200,000                A1
  2,000,000   Jacksonville, FL Electric Authority (Electric System) - Series F      10/01/30  1.00     2,000,000    VMIG-1      A1+
  1,700,000   Jacksonville, FL Electric Authority (Electric System) - Series 2001B  10/01/30  1.00     1,700,000    VMIG-1      A1+
  2,500,000   Lakeview, MI School District (2002 School Building & Site) - Series B 05/01/32  0.90     2,500,000                A1+
    690,000   Lancaster, PA Higher Education Authority RB
              (Franklin & Marshall College)
              LOC Chase Manhattan Bank, N.A.                                        04/15/27  1.08       690,000    VMIG-1      A1
  6,680,000   Lisle, IL MHRB
              Collateralized by Federal National Mortgage Association               09/15/26  0.90     6,680,000                A1+
  6,200,000   Macomb County, MI Hospital Finance Authority RB
              (Mt. Clements General) - Series A1
              LOC Comerica Bank                                                     10/01/20  1.00     6,200,000    VMIG-1
  2,625,000   Massachusetts HEFA (Capital Asset Program) - Series B
              Insured by MBIA Insurance Corp.                                       07/01/10  0.90     2,625,000    VMIG-1      A1+
  2,300,000   Massachusetts State GO (Central Artery) - Series A                    12/01/30  0.95     2,300,000    VMIG-1      A1+
  1,315,000   Michigan HEFA (Concordia College Harbor Project) (d)
              LOC Allied Irish Bank                                                 09/01/14  1.05     1,315,000
  3,000,000   Michigan Higher Education Facility Authority RB
              (Hope College Project) - Series 2002A
              LOC Fifth Third Bank                                                  04/01/32  1.03     3,000,000                A1+
  2,260,000   Missouri HEFA (Washington University)                                 09/01/10  0.95     2,260,000    VMIG-1      A1+
  4,420,000   Montgomery County, MD Housing Opportunities Commission MHRB
              (Oakwood-Gainesburg)
              Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/07  1.00     4,420,000                A1+
    970,000   Multnomah County, OR (Concordia University Portland)
              LOC Allied Irish Bank                                                 12/01/29  1.05       970,000    VMIG-1
  7,000,000   New Jersey EDA (Senior Care Bayshore Health) - Series A
              LOC Kredietbank                                                       04/01/28  0.90     7,000,000    VMIG-1
  2,500,000   New York City, NY GO - Series H, Sub-Series H-3
              Insured by FSA                                                        08/01/23  0.85     2,500,000    VMIG-1      A1+
  2,000,000   New York City, NY Municipal Water Finance Authority RB
              (Fiscal 2003) - Subseries C-3                                         06/15/18  0.85     2,000,000    VMIG-1      A1+
    400,000   North Carolina Medical Care Commission HRB
              (Pooled Financing Equipment)
              LOC Bank of America                                                   10/01/20  0.90       400,000    VMIG-1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2003

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                               Maturity          Value              Standard
   Amount                                                                                Date    Yield  (Note 1)   Moody's  & Poor's
   ------                                                                                ----    -----   ------    -------- --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,600,000   North Central Texas Health Facilities
              (Methodist Hospitals of Dallas) - Series 1985B
              Insured by MBIA Insurance Corp.                                          10/01/15  0.95%  $ 2,600,000             A1+
  1,000,000   Oklahoma State Industrial Authority (Integris Baptist Group) - Series B
              Insured by MBIA Insurance Corp.                                          08/15/29  1.00     1,000,000  VMIG-1     A1+
  3,100,000   Pinal County, AZ IDA PCRB (Magma Copper Company Project)
              LOC BNP Paribas                                                          12/01/11  0.97     3,100,000  VMIG-1     A1
  3,000,000   Port Authority of New York and New Jersey
              Special Versatile Structure Obligation                                   08/01/24  0.94     3,000,000  VMIG-1     A1+
  4,800,000   Private Hospital Authority of Dekalb, GA (Egleston Childrens Hospital)
              LOC Suntrust Bank                                                        03/01/24  0.95     4,800,000  VMIG-1     A1+
  2,000,000   Puerto Rico Commonwealth ROC II - Series 185
              Insured by FGIC                                                          07/01/16  1.01     2,000,000  VMIG-1
  5,000,000   Quakertown, PA Hospital Authority RB (HPS Group Pooled Financing)
              LOC PNC Bank                                                             07/01/05  0.95     5,000,000  VMIG-1
    650,000   Reading, PA (York County General Authority)
              Insured by AMBAC Indemnity Corp.                                         09/01/26  1.00       650,000             A1+
  2,970,000   Regents of the University of Colorado
              (Master Lean Purchase Agreement)
              LOC Bayerische Landesbank, A.G.                                          07/01/18  0.90     2,970,000  VMIG-1     A1+
    500,000   St. Paul, MN Housing & Redevelopment Authority RB
              (Public Radio Project) - Series 2002
              LOC Allied Irish Bank                                                    05/01/22  1.05       500,000  VMIG-1
  3,500,000   Tulsa County, OK IDA RB (First Mortgage - Montercau) - Series A
              LOC BNP Paribas                                                          07/01/32  0.95     3,500,000             A1+
  5,000,000   University of North Carolina at Chapel Hill RB - Series 2001B            12/01/25  1.00     5,000,000  VMIG-1     A1+
  1,200,000   University of Toledo, OH RB - Series 2002
              Insured by FGIC                                                          06/01/32  1.05     1,200,000  VMIG-1     A1
  2,000,000   Utah Transit Authority (Sales Tax Revenue Bond) - Series 2
              LOC Bayerische Landesbank, A.G.                                          09/01/32  0.90     2,000,000  VMIG-1     A1+
  1,850,000   Wisconsin HEFA RB (Meriter Hospital Project) - Series 2002
              LOC Marshall & Isley                                                     12/01/32  1.05     1,850,000             A1
-----------                                                                                             -----------
145,590,000   Total Variable Rate Demand Instruments                                                    145,590,000
-----------                                                                                             -----------
              Total Investments (103.27%) (Cost $196,653,671+)                                          196,653,671
              Liabilities in excess of cash and other assets (-3.27%) (Note 4)                         (  6,231,715)
                                                                                                        -----------
              Net Assets (100.00%), 190,442,566 shares outstanding (Note 3)                            $190,421,956
                                                                                                       ============
              Net Asset Value, offering and redemption price per share                                 $       1.00
                                                                                                       ============


                +    Aggregate cost for Federal income tax purposes is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




===============================================================================






FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.



KEY:

     BAN      =   Bond Anticipation Note                        IDRB     =   Industrial Development Revenue Bond

     EDA      =   Economic Development Authority                LOC      =   Letter of Credit

     FGIC     =   Financial Guaranty Insurance Company          MHRB     =   Multi-Family Housing Revenue Bond

     FSA      =   Financial Security Assurance                  PCRB     =   Pollution Control Revenue Bond

     GIC      =   Guaranteed Investment Contract                PFC      =   Public Finance Corporation

     GO       =   General Obligation                            RB       =   Revenue Bond

     HEFA     =   Health and Education Facilities Authority     ROC      =   Reset Option Certificate

     HRB      =   Hospital Revenue Bond                         TRAN     =   Tax and Revenue Anticipation Note

     IDA      =   Industrial Development Authority





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2003

================================================================================



INVESTMENT INCOME
Interest income.............................................................................  $   2,688,421

Expenses (Note 2)...........................................................................  (     814,541)
                                                                                              -------------

Net investment income.......................................................................      1,873,880


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................            -0-
                                                                                              -------------

Net increase in net assets from operations..................................................  $   1,873,880
                                                                                              =============























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2003 AND 2002

================================================================================


                                                                              2003                    2002
                                                                         -------------           -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income............................................  $     1,873,880         $     3,200,816
    Net realized gain (loss) on investments..........................              -0-                     -0-
                                                                       ---------------         ---------------
    Net increase in net assets from operations.......................        1,873,880               3,200,816
Dividends to shareholders from net investment income.................  (     1,873,880)        (     3,200,816)
Net increase (decrease) from capital share transactions (Note 3)       (    11,302,662)        (     5,816,119)
                                                                       ---------------         ---------------
        Total increase (decrease) in net assets......................  (    11,302,662)        (     5,816,119)
Net assets:
    Beginning of year................................................      201,724,618             207,540,737
                                                                       ---------------         ---------------
    End of year......................................................  $   190,421,956         $   201,724,618
                                                                       ===============         ===============


















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock

At June 30, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $190,440,606. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                     Year                                 Year
                                                    Ended                                Ended
                                                 June 30, 2003                        June 30, 2002
                                                 -------------                        -------------

Sold......................................         776,093,996                          702,034,867
Issued on reinvestment of dividends.......             556,525                              711,567
Redeemed..................................      (  787,953,183)                      (  708,562,553)
                                                 -------------                        -------------
Net increase (decrease)...................      (   11,302,662)                      (    5,816,119)
                                                 =============                        =============

4. Liabilities

At June 30, 2003, the Fund had the following liabilities:

Securities purchase payable...............      $    7,017,220

Accrued management fee....................               2,085

Dividends payable.........................              76,537
                                                --------------
   Total liabilities......................      $    7,095,842
                                                ==============

5. Tax Information

Accumulated undistributed realized losses at June 30, 2003 amounted to $18,429. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.

At June 30, 2003, the Fund had undistributed tax exempt income of $76,537 for income tax purposes included in dividends payable.












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

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights

                                                                      Year Ended
                                                                       June 30,
                                            --------------------------------------------------------------
                                               2003         2002         2001         2000         1999
                                            ---------     --------     ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year....      $  1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                            ---------     --------     --------     ---------    ---------
Income from investment operations:
    Net investment income.............         0.009        0.015        0.034        0.033        0.029
Less distributions:
    Dividends from net investment income   (   0.009)    (  0.015)    (  0.034)    (  0.033)    (  0.029)
                                            --------      -------      -------      -------      -------
Net asset value, end of year..........      $  1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                            ========      =======      =======      =======      =======
Total Return..........................         0.92%        1.48%        3.50%        3.30%        2.92%
Ratios/Supplemental Data
Net assets, end of year (000).........      $ 190,422     $201,725     $207,541     $208,171     $189,536
Ratios to average net assets:
  Expenses............................         0.40%        0.40%        0.40%        0.40%        0.40%
  Net investment income...............         0.92%        1.48%        3.45%        3.29%        2.89%








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

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================


To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.



We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. (the "Fund") as of June 30, 2003 and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended June 30, 2001, were audited by other auditors whose report, dated July 27, 2001 expressed an unqualified opinion on this information.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2003, the results of its operations for the year then ended and the changes in its net assets, and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




New York, New York                                  Sanville & Company
July 16, 2003                                       Certified Public Accountants





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                           Directors and Officers Information
                                                     June 30, 2003+


---------------------- --------------- -------------- --------------------------- --------------------- --------------------

                       Position(s)         Term of           Principal                  Number of           Other
   Name, Address*,      Held with          Office          Occupation(s)            Portfolios in Fund   Directorships
       and Age            Fund         and Length of       During Past                  Complex             held by
                                        Time Served          5 Years                  Overseen by          Director
                                                                                   Director or Officer
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Disinterested Directors:
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Cathy Boone,           Director            2000       Assistant Treasurer, State      One portfolio          N/A
Age 59                                                of Connecticut, Office of
                                                      the Treasurer since 2000,
                                                      Deputy Assistant Treasurer,
                                                      State of Connecticut,
                                                      Office of the Treasurer
                                                      from March 1995 to 2000.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
Marian Chertow,PhD.,   Director            1989       Director, Industrial            One portfolio          N/A
 Age 48                                               Environmental Management
                                                      Program, School of
                                                      Forestry and Environmental
                                                      Studies at Yale University
                                                      since July 1991.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
Glenn Klocko,          Director            1990       Comptroller, City of            One portfolio          N/A
Age 47                                                Bristol, Connecticut since
                                                      May 1998; Director of
                                                      Finance, Town of Avon,
                                                      Connecticut from 1988 to
                                                      1998.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
John Richmond,         Director            1989       Was Deputy Treasurer - Debt     One portfolio          N/A
Age 79                                                Management for the State
                                                      of Connecticut from March
                                                      1975 until his retirement
                                                      in June 1987.
---------------------- --------------  -------------  --------------------------- ---------------------  --------------------
Howard Rifkin,         Director            2000       Deputy Treasurer, State of      One portfolio          N/A
Age 52                                                Connecticut, Office of the
                                                      Treasurer since January
                                                      1999, Deputy Secretary of
                                                      the State, State of
                                                      Connecticut, from January
                                                      1997 to January 1999 and
                                                      Associate Professor and
                                                      Director, Institute of
                                                      Public Service, University
                                                      of Connecticut from 1991
                                                      to 1997.
---------------------- --------------  -------------  --------------------------- --------------------- --------------

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

                                       Directors and Officers Information
                                           June 30, 2003+ (continued)


--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

                       Position(s)     Term of Office    Principal Occupation(s)        Number of           Other
  Name, Address*,       Held with      and Length of          During Past         Portfolios in Fund   Directorships
      and Age              Fund         Time Served             5 Years                 Complex           held by
                                                                                      Overseen by         Director
                                                                                  Director or Officer
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Interested Directors/Officers:
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Steven W. Duff,        President and        1994       Manager and President of   Director/Trustee           N/A
Age 49                 CEO**                           Reich & Tang Asset         and/or Officer of
                                                       Management, LLC ("RTAM,    fifteen other
                                                       LLC"), a registered        portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1994.
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Richard De Sanctis,    Treasurer and        1994       Executive Vice President,  Officer of fifteen         N/A
Age 46                 Assistant                       CFO and Treasurer of       other portfolios
                       Secretary                       RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1990
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Molly Flewharty,       Vice President       1990       Senior Vice President of   Officer of fifteen         N/A
Age 52                                                 RTAM, LLC.  Associated     other portfolios
                                                       with RTAM, LLC since 1977
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Rosanne Holtzer,       Secretary and        1999       Senior Vice President of   Officer of fifteen         N/A
Age 38                 Assistant                       RTAM, LLC.  Associated     other portfolios
                       Treasurer                       with RTAM, LLC since 1986
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Irene Ward,            Vice President       1999       Senior Vice President of   Officer of one             N/A
Age 56                                                 RTAM, LLC.  Associated     portfolio
                                                       with RTAM, LLC since 1986
---------------------- --------------- --------------- -------------------------- -------------------- -----------------

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




TEP06/03A





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





TAX EXEMPT
PROCEEDS
FUND, INC.















                                  Annual Report
                                  June 30, 2003












--------------------------------------------------------------------------------


Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10: Exhibits

(a)(1)   Not applicable at this time.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.